RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7. RELATED PARTY TRANSACTIONS

As at December 31, 2015, the Company has non-interest bearing loan from the stockholders in the amount of $2,628 [2014 - $2,628].

All related party transactions were entered into in the normal course of business and are recorded at the exchange amount established and agreed to between the related parties.